Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  March 31, 2001

Check here if Amendment [ ]:  Amendment Number:

This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Madison Investment Advisors, Inc.
Address:  6411 Mineral Point Road, Madison, WI  53705
Form 13F File Number:  28-03477

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  W. Richard Mason
Title: General Counsel
Phone: 480-443-9537

Signature, Place, and Date of Signing

(signature)

W. Richard Mason
Scottsdale, Arizona
April 27, 2001

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F Summary Page

Report Summary:

Number of Other Included Managers:  None*
Form 13F Information Table Entry Total: 75
Form 13F Information Table Value Total: $220,433 (thousands)

List of Other Included Managers:  None

*Note that Madison Investment Advisors, Inc. includes its subsidiaries, Madison Scottsdale, LC and Madison Mosaic, LLC

Form 13F Information Table
                               TITLE
                                OF              VALUE   SHARES/  SH/ PUT/ INVSTMT   OTHER         VOTING AUTHORITY
        NAME OF ISSUER         CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS    SOLE    SHARED    NONE
------------------------------ ------ --------- -------- -------- --- ---- ------- ---------- -------- -------- --------
AOL Time Warner                COM   00184A105   4380   109102.0 SH       SOLE                  72774.0           37068
Abbott Labs                    COM   002824100   3349    70969.0 SH       SOLE                  46319.0           25170
Altera Corp.                   COM   021441100    613    28605.0 SH       SOLE                  28605.0
American Home Products         COM   026609107    380     6464.0 SH       SOLE                    800.0            5664
Apogent Technologies           COM   03760A101    276    13620.0 SH       SOLE                  13620.0
Ariba, Inc.                    COM   04033V104    676    85505.0 SH       SOLE                  24880.0           60625
BP Amoco PLC - Spons ADR       COM   055622104    926    18666.0 SH       SOLE                  17608.0            1058
Boeing                         COM   097023105    376     6750.0 SH       SOLE                                     6750
Bristol-Myers Squibb           COM   110122108  17261   290582.0 SH       SOLE                 184846.0          106346
Callaway Golf Co.              COM   131193104    685    30830.0 SH       SOLE                  15830.0           15000
Cardinal Health, Inc.          COM   14149Y108    242     2500.0 SH       SOLE                   2500.0
Cisco Systems, Inc.            COM   17275R102   3862   244263.0 SH       SOLE                 157908.0           87300
Computer Sciences              COM   205363104    209     6460.0 SH       SOLE                   6460.0
Crescent Real Estate Eq        COM   225756105    945    41650.0 SH       SOLE                  41650.0
Dentsply Int'l, Inc.           COM   249030107    220     6015.0 SH       SOLE                   6015.0
Dover Corp.                    COM   260003108   6074   169475.0 SH       SOLE                 101165.0           69165
EMC Corp/Mass                  COM   268648102    388    13205.0 SH       SOLE                  13045.0             160
Eastman Kodak                  COM   277461109    254     6375.0 SH       SOLE                                     6375
Edwards Lifesciences Corp      COM   28176E108   1676    85490.0 SH       SOLE                  34420.0           51070
Equifax Inc                    COM   294429105   1237    39575.0 SH       SOLE                  39075.0             500
Ethan Allen Interiors          COM   297602104    226     6685.0 SH       SOLE                   6685.0
Expeditors International Wash  COM   302130109    218     4320.0 SH       SOLE                   4320.0
Exxon Mobil Corp               COM   30231g102    447     5523.0 SH       SOLE                   3190.0            2333
Family Dollar Stores           COM   307000109    666    25930.0 SH       SOLE                  25930.0
Fannie Mae                     COM   313586109   1250    15705.0 SH       SOLE                  15705.0
First Data Corp                COM   319963104   4141    69357.0 SH       SOLE                  45600.0           24257
Freddie Mac                    COM   313400301  13233   204116.0 SH       SOLE                 120503.0           84173
General Electric               COM   369604103   1042    24904.0 SH       SOLE                  21275.0            3629
Genzyme                        COM   372917104   1834    20300.0 SH       SOLE                  20300.0
IBM                            COM   459200101   1158    12038.0 SH       SOLE                  11510.0             528
Immucell Corp                  COM   452525306     25    10000.0 SH       SOLE                                    10000
Intel Corp                     COM   458140100   1054    40040.0 SH       SOLE                  38930.0            1110
Interpublic Group Co           COM   460690100   8770   255325.0 SH       SOLE                 157975.0           98250
JP Morgan Chase & Co.          COM   46625H100   4222    94030.0 SH       SOLE                  61771.0           32914
Johnson & Johnson              COM   478160104   4856    55521.0 SH       SOLE                  36868.0           19043
Kroger, Co.                    COM   501044101   5279   204675.0 SH       SOLE                 135415.0           70680
Liz Claiborne                  COM   539320101   5751   122230.0 SH       SOLE                  72472.0           50338
Lowe's Companies               COM   548661107   1112    19030.0 SH       SOLE                  19030.0
MBIA, Inc.                     COM   55262C100   1683    20860.0 SH       SOLE                   5745.0           15115
MGIC Investment                COM   552848103   3012    44020.0 SH       SOLE                  27610.0           16410
Markel Corp.                   COM   570535104   4994    26707.0 SH       SOLE                  18066.0            8816
Marshall & Ilsley              COM   571834100   2172    41123.0 SH       SOLE                   9640.0           31483
Martin Marietta Mat.           COM   573284106   5422   126987.0 SH       SOLE                  88362.0           39420
McDonalds                      COM   580135101   9235   347847.0 SH       SOLE                 214747.0          134205
Merck & Co                     COM   589331107   1051    13850.0 SH       SOLE                  13450.0             400
Mercury General Corp.          COM   589400100   4302   132380.0 SH       SOLE                  90630.0           42655
Merrill Lynch                  COM   590188108   1179    21275.0 SH       SOLE                  21275.0
Midwest Express Holdings, Inc. COM   597911106   1518    96030.0 SH       SOLE                  29810.0           66220
Network Appliance, Inc.        COM   64120L104    175    10385.0 SH       SOLE                  10385.0
Office Depot                   COM   676220106    300    34230.0 SH       SOLE                  34230.0
Pfizer Inc                     COM   717081103   4234   103396.0 SH       SOLE                  74331.0           29670
Philip Morris                  COM   718154107   1121    23635.0 SH       SOLE                  15000.0            8635
Questar Corp.                  COM   748356102    708    25850.0 SH       SOLE                  25850.0
Rogers Communication Cl B      COM   775109200   3321   223775.0 SH       SOLE                 154410.0           70795
Ross Stores, Inc.              COM   778296103   3213   171335.0 SH       SOLE                 118755.0           53680
Safeway, Inc.                  COM   786514208   8401   152326.0 SH       SOLE                  95601.0           57290
Scripps Co. (E.W.) - Cl A      COM   811054204   4675    80641.0 SH       SOLE                  61156.0           19955
Siliconix                      COM   827079203    439    14520.0 SH       SOLE                  14520.0
Solectron Corp.                COM   834182107    557    29310.0 SH       SOLE                  29310.0
Southtrust Corp                COM   844730101   2459    53742.0 SH       SOLE                  31340.0           22402
State Street Boston Corp       COM   857477103   1088    11650.0 SH       SOLE                  11650.0
Stilwell Financial, Inc.       COM   860831106   9186   342522.0 SH       SOLE                 232274.0          111448
Sun Microsystems               COM   866810104    226    14700.0 SH       SOLE                  14700.0
Target Corporation             COM   87612E106  11847   328341.0 SH       SOLE                 206291.0          123300
Telephone & Data Systems Inc.  COM   879433100    324     3465.0 SH       SOLE                   3465.0
Tellabs, Inc.                  COM   879664100  11043   271404.0 SH       SOLE                 168999.0          103085
Toys R Us                      COM   892335100    333    13255.0 SH       SOLE                  13255.0
Tricon Global Restaurants      COM   895953107   1138    29805.0 SH       SOLE                  29405.0             400
Tyco International, Ltd.       COM   902124106   1884    43585.0 SH       SOLE                  43585.0
U.S. Bancorp                   COM   902973304   5006   215785.0 SH       SOLE                 141566.0           75753
Unumprovident Corp.            COM   91529Y106    680    23260.0 SH       SOLE                  13760.0            9500
Valassis Communications, Inc.  COM   918866104    361    12450.0 SH       SOLE                  12450.0
Verizon Communications         COM   92343V104    698    14158.0 SH       SOLE                  11341.0            2817
Wells Fargo & Co               COM   949746101  10124   204647.0 SH       SOLE                 128390.0           76897
Worldcom, Inc.                 COM   98157D106   9051   484314.0 SH       SOLE                 290206.0          195458